Loans (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Disclosure of Loans and Receivables

$ millions, as at October 31					2022						2021
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans

Residential mortgages (4)	$269,706	$167	$126	$293	$269,413	0.1%	$251,526	$158	$122	$280	$251,246	0.1%
Personal	45,429	146	756	902	44,527	2.0	41,897	106	662	768	41,129	1.8
Credit card	16,479	–	784	784	15,695	4.8	11,134	–	625	625	10,509	5.6
Business and government (4)	188,542	351	743	1,094	187,448	0.6	150,213	508	668	1,176	149,037	0.8
	$520,156	$664	$2,409	$3,073	$517,083	0.6%	$454,770	$772	$2,077	$2,849	$451,921	0.6%
(1)	Loans are net of unearned income of $689 million (2021: $591 million).
(2)	Includes gross loans of $111.8 billion (2021: $83.3 billion) denominated in U.S. dollars and $9.8 billion (2021: $9.3 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $4 million of residential mortgages (2021: $16 million) and $963 million of business and government loans (2021: $25,983 million) that are measured and designated at FVTPL.

Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2022
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$59	$63	$158	$280
Originations net of repayments and other derecognitions	17	(7)	(25)	(15)
Changes in model	(4)	(1)	–	(5)
Net remeasurement (1)	(89)	85	85	81
Transfers (1)
– to 12-month ECL	82	(77)	(5)	–
– to lifetime ECL performing	(9)	16	(7)	–
– to lifetime ECL credit-impaired	(1)	(12)	13	–
Provision for (reversal of) credit losses (2)	(4)	4	61	61
Write-offs (3)	–	–	(47)	(47)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(16)	(16)
Foreign exchange and other	2	2	9	13
Balance at end of year	$57	$69	$167	$293
Personal
Balance at beginning of year	$150	$547	$106	$803
Originations net of repayments and other derecognitions	37	(55)	(14)	(32)
Changes in model	1	19	–	20
Net remeasurement (1)	(349)	500	195	346
Transfers (1)
– to 12-month ECL	336	(333)	(3)	–
– to lifetime ECL performing	(40)	52	(12)	–
– to lifetime ECL credit-impaired	–	(75)	75	–
Provision for (reversal of) credit losses (2)	(15)	108	241	334
Write-offs (3)	–	–	(274)	(274)
Recoveries	–	–	69	69
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	2	1	8	11
Balance at end of year	$137	$656	$146	$939
Credit card
Balance at beginning of year	$136	$517	$–	$653
Originations net of repayments and other derecognitions (4)	76	(38)	–	38
Changes in model	–	–	–	–
Net remeasurement (1)	(437)	747	150	460
Transfers (1)
– to 12-month ECL	436	(436)	–	–
– to lifetime ECL performing	(52)	52	–	–
– to lifetime ECL credit-impaired	–	(133)	133	–
Provision for (reversal of) credit losses (2)	23	192	283	498
Write-offs (3)	–	–	(397)	(397)
Recoveries	–	–	114	114
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$159	$709	$–	$868
Business and government
Balance at beginning of year	$277	$449	$508	$1,234
Originations net of repayments and other derecognitions	41	(12)	(34)	(5)
Changes in model	30	(4)	–	26
Net remeasurement (1)	(95)	89	149	143
Transfers (1)
– to 12-month ECL	98	(91)	(7)	–
– to lifetime ECL performing	(34)	38	(4)	–
– to lifetime ECL credit-impaired	(1)	(7)	8	–
Provision for (reversal of) credit losses (2)	39	13	112	164
Write-offs (3)	–	–	(312)	(312)
Recoveries	–	–	33	33
Interest income on impaired loans	–	–	(15)	(15)
Foreign exchange and other	19	28	25	72
Balance at end of year	$335	$490	$351	$1,176
Total ECL allowance (5)	$688	$1,924	$664	$3,276
Comprises:
Loans	$600	$1,809	$664	$3,073
Undrawn credit facilities and other off-balance sheet exposures (6)	88	115	–	203

(1)
Transfers represent stage movements of prior
year
ECL allowances to the current
year
stage classification. Net remeasurement represents the current year
change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year
.

(2)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(3)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(4)	Includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022.
(5)
See Note 4 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at October 31, 2022 (2021: $15 million), $12 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2021: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2022 and
October 31, 2021 and
were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.

$ millions, as at or for the year ended October 31				2021
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$51	$161	$151	$363
Originations net of repayments and other derecognitions	16	(13)	(21)	(18)
Changes in model	7	(8)	24	23
Net remeasurement (1)	(123)	22	68	(33)
Transfers (1)
– to 12-month ECL	119	(104)	(15)	–
– to lifetime ECL performing	(9)	27	(18)	–
– to lifetime ECL credit-impaired	–	(16)	16	–
Provision for (reversal of) credit losses (2)	10	(92)	54	(28)
Write-offs (3)	–	–	(27)	(27)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	(2)	(6)	(6)	(14)
Balance at end of year	$59	$63	$158	$280
Personal
Balance at beginning of year	$204	$546	$113	$863
Originations net of repayments and other derecognitions	37	(47)	(9)	(19)
Changes in model	(19)	33	–	14
Net remeasurement (1)	(309)	281	179	151
Transfers (1)
– to 12-month ECL	287	(281)	(6)	–
– to lifetime ECL performing	(47)	62	(15)	–
– to lifetime ECL credit-impaired	(1)	(47)	48	–
Provision for (reversal of) credit losses (2)	(52)	1	197	146
Write-offs (3)	–	–	(266)	(266)
Recoveries	–	–	70	70
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(2)	–	(4)	(6)
Balance at end of year	$150	$547	$106	$803
Credit card
Balance at beginning of year	$136	$572	$–	$708
Originations net of repayments and other derecognitions	–	(66)	–	(66)
Changes in model	(14)	123	–	109
Net remeasurement (1)	(259)	373	83	197
Transfers (1)
– to 12-month ECL	305	(305)	–	–
– to lifetime ECL performing	(31)	31	–	–
– to lifetime ECL credit-impaired	(1)	(211)	212	–
Provision for (reversal of) credit losses (2)	–	(55)	295	240
Write-offs (3)	–	–	(414)	(414)
Recoveries	–	–	119	119
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$136	$517	$–	$653
Business and government
Balance at beginning of year	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	31	(35)	(35)	(39)
Changes in model	(12)	(26)	1	(37)
Net remeasurement (1)	(302)	(19)	197	(124)
Transfers (1)
– to 12-month ECL	198	(173)	(25)	–
– to lifetime ECL performing	(63)	79	(16)	–
– to lifetime ECL credit-impaired	(4)	(30)	34	–
Provision for (reversal of) credit losses (2)	(152)	(204)	156	(200)
Write-offs (3)	–	–	(279)	(279)
Recoveries	–	–	14	14
Interest income on impaired loans	–	–	(20)	(20)
Foreign exchange and other	(24)	(30)	(15)	(69)
Balance at end of year	$277	$449	$508	$1,234
Total ECL allowance (5)	$622	$1,576	$772	$2,970
Comprises:
Loans	$551	$1,526	$772	$2,849
Undrawn credit facilities and other off-balance sheet exposures (6)	71	50	–	121
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth

Canada (2)	0.8%	1.5%	3.9%	2.8%	(0.6)%	1.0%
United States	0.7%	1.3%	2.9%	3.0%	(2.1)%	0.4%
Unemployment rate
Canada (2)	5.5%	5.9%	4.9%	5.6%	6.0%	6.8%
United States	4.0%	4.2%	3.3%	3.3%	5.6%	5.1%
Canadian Housing Price Index growth (2)	(2.5)%	1.9%	10.1%	6.6%	(13.1)%	(5.2)%
S&P 500 Index growth rate	(1.4)%	6.0%	6.3%	12.1%	(13.4)%	(1.3)%
Canadian household debt service ratio	15.5%	15.1%	14.4%	14.5%	15.9%	15.2%
West Texas Intermediate Oil Price (US$)	$92	$81	$119	$107	$76	$56

(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth

Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54
See above for footnote references
.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on the application of our 12-month point-in-time PDs under IFRS 9 to our risk management PD bands within each respective stage for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2022				2021
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$174,749	$140	$–	$174,889	$162,307	$94	$–	$162,401
– Very low	53,795	498	–	54,293	49,958	640	–	50,598
– Low	24,200	6,816	–	31,016	22,912	6,547	–	29,459
– Medium	261	4,927	–	5,188	364	4,671	–	5,035
– High	–	906	–	906	–	840	–	840
– Default	–	–	374	374	–	–	443	443
– Not rated	2,604	214	222	3,040	2,160	395	195	2,750
Gross residential mortgages (4)(5)	255,609	13,501	596	269,706	237,701	13,187	638	251,526
ECL allowance	57	69	167	293	59	63	158	280
Net residential mortgages	255,552	13,432	429	269,413	237,642	13,124	480	251,246
Personal
– Exceptionally low	18,943	1	–	18,944	18,608	1	–	18,609
– Very low	6,119	5	–	6,124	5,179	4	–	5,183
– Low	9,117	4,953	–	14,070	8,091	4,389	–	12,480
– Medium	934	3,084	–	4,018	990	2,773	–	3,763
– High	266	1,089	–	1,355	252	803	–	1,055
– Default	–	–	175	175	–	–	109	109
– Not rated	657	34	52	743	585	60	53	698
Gross personal (5)	36,036	9,166	227	45,429	33,705	8,030	162	41,897
ECL allowance	115	641	146	902	125	537	106	768
Net personal	35,921	8,525	81	44,527	33,580	7,493	56	41,129
Credit card
– Exceptionally low	3,151	–	–	3,151	2,065	–	–	2,065
– Very low	1,042	–	–	1,042	715	–	–	715
– Low	6,936	597	–	7,533	4,653	347	–	5,000
– Medium	992	2,927	–	3,919	593	2,195	–	2,788
– High	–	682	–	682	–	435	–	435
– Default	–	–	–	–	–	–	–	–
– Not rated	145	7	–	152	123	8	–	131
Gross credit card	12,266	4,213	–	16,479	8,149	2,985	–	11,134
ECL allowance	143	641	–	784	127	498	–	625
Net credit card	12,123	3,572	–	15,695	8,022	2,487	–	10,509
Business and government
– Investment grade	87,184	404	–	87,588	65,963	562	–	66,525
– Non-investment grade	101,889	6,457	–	108,346	85,764	4,599	–	90,363
– Watch list	66	2,971	–	3,037	67	2,985	–	3,052
– Default	–	–	920	920	–	–	1,033	1,033
– Not rated	208	17	–	225	174	24	–	198
Gross business and government (4)(6)	189,347	9,849	920	200,116	151,968	8,170	1,033	161,171
ECL allowance	285	458	351	1,094	240	428	508	1,176
Net business and government	189,062	9,391	569	199,022	151,728	7,742	525	159,995
Total net amount of loans	$492,658	$34,920	$1,079	$528,657	$430,972	$30,846	$1,061	$462,879

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $24 million (2021: $19 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at October 31, 2022 (2021: $15 million), $12 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2021: $13 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2022 and October 31, 2021. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $24 million (2021: $18 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 2022, 84% (2021: 89%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $4 million (2021: $16 million) of residential mortgages and $963 million (2021: $25,983 million) of business and government loans that are measured and designated at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a
SICR
has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $11,574 million (2021: $10,958 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at October 31				2022				2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$149,286	$6	$–	$149,292	$130,212	$12	$–	$130,224
– Very low	14,461	51	–	14,512	12,868	59	–	12,927
– Low	10,844	2,412	–	13,256	7,937	1,811	–	9,748
– Medium	522	1,402	–	1,924	740	896	–	1,636
– High	155	682	–	837	73	495	–	568
– Default	–	–	39	39	–	–	34	34
– Not rated	484	8	–	492	375	8	–	383
Gross retail	175,752	4,561	39	180,352	152,205	3,281	34	155,520
ECL allowance	38	83	–	121	34	29	–	63
Net retail	175,714	4,478	39	180,231	152,171	3,252	34	155,457
Business and government
– Investment grade	119,069	121	–	119,190	111,877	524	–	112,401
– Non-investment grade	64,446	2,540	–	66,986	58,652	1,714	–	60,366
– Watch list	15	571	–	586	19	734	–	753
– Default	–	–	69	69	–	–	91	91
– Not rated	575	26	–	601	346	9	–	355
Gross business and government	184,105	3,258	69	187,432	170,894	2,981	91	173,966
ECL allowance	50	32	–	82	37	21	–	58
Net business and government	184,055	3,226	69	187,350	170,857	2,960	91	173,908
Total net undrawn credit facilities and other off-balance sheet exposures	$359,769	$7,704	$108	$367,581	$323,028	$6,212	$125	$329,365

Schedule of Net Interest Income After Provision for Credit Losses

$ millions, for the year ended October 31	2022	2021

Interest income	$22,179	$14,741
Interest expense	9,538	3,282
Net interest income	12,641	11,459
Provision for (reversal of) credit losses	1,057	158
Net interest income after provision for credit losses	$11,584	$11,301